QUARTERLY FINANCIAL DATA (UNAUDITED) (Details) (USD $) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Financial information of reportable segments
Net sales	$ 193.4	$ 1,845.3	$ 1,736.1	$ 1,698.8	$ 1,518.3	$ 1,575.5	$ 1,561.9	$ 1,520.2	$ 1,432.1	$ 6,798.5	$ 6,089.7	$ 5,900.6
Cost of sales		966.5	877.9	860.8	770.4	783.7	763.4	750.0	716.7	3,475.6	3,013.8	2,978.0
Selling, general and administrative expenses		651.6	595.3	609.6	581.6	579.7	558.5	565.3	558.1	2,438.1	2,261.6	2,174.2
Special (gains) and charges		63.0	23.3	30.1	14.6	8.5	(5.1)	0.6	3.5	131.0	7.5	67.1
Operating Income	13.8	164.2	239.6	198.3	151.7	203.6	245.1	204.3	153.8	753.8	806.8	681.3
Interest expense, net		34.4	13.2	13.1	13.5	14.2	14.9	15.0	15.0	74.2	59.1	61.2
Income before income taxes		129.8	226.4	185.2	138.2	189.4	230.2	189.3	138.8	679.6	747.7	620.1
Provision for income taxes		41.0	71.9	59.0	44.4	57.8	55.9	59.8	43.1	216.3	216.6	201.4
Net income including noncontrolling interest		88.8	154.5	126.2	93.8	131.6	174.3	129.5	95.7	463.3	531.1	418.7
Less: Net income attributable to noncontrolling interest		0.1	0.2	0.3	0.2	0.3	0.1	0.2	0.2	0.8	0.8	1.4
Net income attributable to Ecolab		88.7	154.3	125.9	93.6	131.3	174.2	129.3	95.5	462.5	530.3	417.3
Earnings attributable to Ecolab per common share
Basic (in dollars per share)		$ 0.35	$ 0.67	$ 0.54	$ 0.40	$ 0.57	$ 0.75	$ 0.55	$ 0.41	$ 1.95	$ 2.27	$ 1.76
Diluted (in dollars per share)		$ 0.34	$ 0.65	$ 0.53	$ 0.40	$ 0.56	$ 0.74	$ 0.54	$ 0.40	$ 1.91	$ 2.23	$ 1.74
Weighted-average common shares outstanding
Basic (in shares)		252.2	231.9	231.6	232.0	232.1	232.8	233.4	235.4	236.9	233.4	236.7
Diluted (in shares)		257.5	236.1	236.1	235.9	236.4	237.0	237.4	239.0	242.1	237.6	239.9
Net sales, special charges		29.6								29.6
Cost of sales, special charges		3.6	4.5		0.8					8.9		12.6
Interest expense, special charges		1.5								1.5
Corporate
Financial information of reportable segments
Net sales										(29.6)
Operating Income										$ (211.6)	$ (30.5)	$ (103.9)